Related-Party Disclosures - Schedule of Joint Operations (Details) - Total for all joint operations	12 Months Ended
Dec. 31, 2025
Stantec and WSP Gold Coast JV
Disclosure of joint operations [line items]
Ownership Interests	70.00%
Galveston Coastal Service
Disclosure of joint operations [line items]
Ownership Interests	50.00%
RMTC-Stantec JV
Disclosure of joint operations [line items]
Ownership Interests	50.00%
Water Smart Alliance JV
Disclosure of joint operations [line items]
Ownership Interests	45.00%
Starr ll, a Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	37.50%
WSM Pacific SIOP, a Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	32.00%
Better Together (B2G) Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	10.00%